Initial Public Offering and Private Placement (Details Narrative)			1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2017 USD ($) $ / shares shares	Aug. 22, 2017 USD ($) $ / shares shares	May 31, 2017 USD ($)	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	Nov. 20, 2018 shares	Aug. 21, 2018 $ / shares
Number of shares purchased | shares				750,000		750,000
Offering costs				$ 3,728,000		$ 3,728,000
Underwriter discounts						3,250,000
Deferred underwriting fees				1,820,000		1,820,000
Proceeds from sale of equity					$ 50,860,100	$ 50,860,100
Units sold, value | $ / shares				$ 2.86		$ 2.86
Amount of estimated fair value				$ 743,600		$ 743,600
Proceeds from sale of private units					$ 2,615,000	2,615,000
Minimum [Member]
Expected life				5 years
Maximum [Member]
Expected life				7 years
Maxim Group LLC [Member] | Settlement Agreement [Member]
Cash payment				$ 20,000		$ 20,000
Maxim Group LLC [Member] | Settlement Agreement [Member] | Restricted Stock [Member]
Number of shares agreed to remove the restrictive legends | shares							52,000
Maturity [Member]
Maturity term				5 years		5 years
Volatility Rate [Member]
Fair value measurement input				0.35		0.35
Risk Free Interest Rate [Member]
Fair value measurement input				0.0173		1.73
Initial Public Offering [Member]
Number of shares purchased | shares		5,000,000		250,000		750,000
Shares purchase price, per share | $ / shares		$ 10.00		$ 11.50		$ 10.00
Proceeds from sale of units		$ 50,000,000
Offering costs		3,700,000
Underwriter discounts		$ 3,200,000		$ 1,000,000		$ 1,000,000
Issuance of shares to underwriter, shares | shares				50,000		50,000
Common stock exercisable price per share | $ / shares		$ 11.50				$ 11.50
Exercise price of warrants per share | $ / shares		0.01				$ 13.00
Sale price per share | $ / shares		$ 21.00
Cash payment						$ 100
Units sold, value | $ / shares				$ 100		$ 100
Number of shares issued under purchase option | shares				250,000		250,000
Proceeds from sale of private units		$ 2,545,000
Initial Public Offering [Member] | Maxim Group LLC [Member]
Issuance of shares to underwriter, shares | shares				52,000		52,000
Number of shares exercised | shares				2,000		20,000
Over-Allotment Option [Member]
Number of shares purchased | shares	200,000			26,250		26,250
Shares purchase price, per share | $ / shares	$ 10.00			$ 10.15		$ 10.15
Issuance of shares to underwriter, shares | shares	110,000
Deferred underwriting fees	$ 70,000
Proceeds from sale of equity	$ 2,000,000
Number of shares issued under purchase option | shares				260,000		260,000
Private Placement [Member]
Number of shares purchased | shares	7,000			254,500		254,500
Shares purchase price, per share | $ / shares				$ 10.00		$ 10.00		$ 0.058
Proceeds from sale of equity	$ 70,000
Proceeds from sale of private units				$ 2,545,000		$ 2,545,000